Supplemental Cash Flow Information - Summary of Assets, Liabilities and Gains of Loss of Control after Deconsolidation (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Information About Unconsolidated Subsidiaries [Line Items]
Current assets		¥ 295,641	¥ 325,514
Cash and cash equivalents		217,345	256,978	¥ 123,606	¥ 134,698
Trade and other receivables		42,680	37,644
Non-current assets		245,711	161,073
Current liabilities		(161,659)	(123,226)
Non-current liabilities		(205,030)	(154,847)
Other comprehensive income		¥ (782)	6,137	¥ (3,533)
LINE Games Corporation [member]
Disclosure of Information About Unconsolidated Subsidiaries [Line Items]
Current assets			2,969
Cash and cash equivalents	[1]		930
Trade and other receivables			758
Other current assets			1,281
Non-current assets			4,570
Current liabilities			(1,276)
Non-current liabilities			(265)
Other comprehensive income			(180)
Non-controlling interests			(1,974)
Total			3,844
Fair value of investment owned by the Group			19,144
Gain on loss of control of subsidiaries	[2]		¥ 15,300

[1]	This amount is included in “Cash disposed on loss of control of subsidiary and business transfer” in the Group’s Consolidated Statements of Cash Flows.
[2]	This amount is included in “Other operating income” in the Group’s Consolidated Statements of Profit or Loss.